NOTE 23: RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

The Company’s related parties include subsidiaries, associates, joint ventures, affiliated entities and key management personnel and any transactions with such parties for goods and/or services that are made on regular commercial terms. During the years ended December 31, 2019 and 2018, the Company did not enter into any transactions with related parties outside of compensation to key management personnel as disclosed below.

Key management are those personnel having the authority and responsibility for planning, directing, and controlling the Company. Salaries and benefits, bonuses, and termination benefits are included in operating expenses and share-based payments are recorded as share-based payment expense or share capital.

Key management compensation includes:

	Years ended December 31,
	2019	2018	2017
Salaries and benefits	$734,655	$1,063,748	$221,700
Share-based payments	556,040	892,417	—
Directors fees	11,250	—	—
	$1,301,945	$1,956,165	$221,700

Included in cost of goods sold for the year ended December 31, 2019 is $31,609 (year ended December 31, 2018 - $nil) in product purchases made from Sun Valley Science LLC, an entity controlled by the Senior Vice President Development and Director.

Included in salaries and benefits for the year ended December 30, 2019 is $304,721 (year ended December 31, 2018 - $nil) related to common shares awarded to the CEO (note 17(a)).

Included in salaries and benefits for the year ended December 31, 2018, is $477,180 related to 2,000,000 shares awarded to the former CEO (note 17(a)).

As at December 31, 2019, $28,827 (December 31, 2018 - $nil) is due to the CEO for advances made on behalf of the Company and $133,444 (December 31, 2018 - $nil) is due to the CEO for salaries and benefits. The amounts are unsecured and due on demand.

As at December 31, 2029, $140,000 (December 31, 2018 - $nil) is due to the Senior Vice Present Development and Director and his spouse for consideration related to the Sun Valley acquisition.

As at December 31, 2019, $nil (December 31, 2018 - $12,575) is due to related parties for final settlement of the purchase of Presto operations. Following the dismissal of legal actions with the former President and director of its subsidiary companies the Company determined that there is no longer an obligation with respect to the final settlement and as such, the amount has been credited to restructuring expense. The outstanding balance was non-interest bearing, unsecured and due on demand.